Reporting And Accounting Policies Equity Based Compensation (Detail) (Stock Compensation Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax expense	$ 51.4	$ 64.9	$ 63.4
Tax benefit	$ 18.0	$ 22.7	$ 22.2